Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Schedule of Purchased Credit Impaired Loans Acquired
The following table provides further details of the acquired Bank of the West PCI loans:

(Canadian $ in millions)	October 31, 2023
Unpaid principal balance (1)	280
Fair value adjustment	(61)
Carrying value	219
Stage 3 allowance	(1)
Carrying value net of related allowance	218

(1)	Excludes loans that were fully written off prior to the acquisition date.

Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL
The following table sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at October 31, 2023 and 2022.
Stage 1 includes performing loans carried with up to a
12-month
ECL, Stage 2 includes performing loans carried with a lifetime ECL, and Stage 3 includes loans with a lifetime ECL that are credit impaired.

(Canadian $ in millions)				2023				2022
	Stage 1	Stage 2	Stage 3 (1)(7)	Total	Stage 1	Stage 2	Stage 3 (7)	Total
Loans: Residential mortgages
Exceptionally low	2	–	–	2	7	–	–	7
Very low	85,423	171	–	85,594	94,743	81	–	94,824
Low	51,366	10,820	–	62,186	31,617	3,134	–	34,751
Medium	5,289	5,434	–	10,723	13,474	3,871	–	17,345
High	282	2,015	–	2,297	138	341	–	479
Not rated (2)	15,906	118	–	16,024	1,126	53	–	1,179
Impaired	–	–	424	424	–	–	295	295
Gross residential mortgages	158,268	18,558	424	177,250	141,105	7,480	295	148,880
ACL	73	146	5	224	59	66	10	135
Carrying amount	158,195	18,412	419	177,026	141,046	7,414	285	148,745
Loans: Consumer instalment and other personal
Exceptionally low	1,545	4	–	1,549	1,792	35	–	1,827
Very low	37,924	180	–	38,104	33,554	83	–	33,637
Low	21,406	1,052	–	22,458	24,369	1,307	–	25,676
Medium	7,971	5,686	–	13,657	13,536	4,633	–	18,169
High	759	2,127	–	2,886	873	1,525	–	2,398
Not rated (2)	24,426	411	–	24,837	4,052	32	–	4,084
Impaired	–	–	549	549	–	–	312	312
Gross consumer instalment and other personal	94,031	9,460	549	104,040	78,176	7,615	312	86,103
ACL	208	415	152	775	101	288	102	491
Carrying amount	93,823	9,045	397	103,265	78,075	7,327	210	85,612
Loans: Credit cards (3)
Exceptionally low	1,605	–	–	1,605	2,920	–	–	2,920
Very low	1,946	1	–	1,947	442	1	–	443
Low	1,884	70	–	1,954	1,569	51	–	1,620
Medium	3,860	890	–	4,750	2,918	792	–	3,710
High	533	763	–	1,296	316	563	–	879
Not rated (2)	651	91	–	742	90	1	–	91
Impaired	–	–	–	–	–	–	–	–
Gross credit cards	10,479	1,815	–	12,294	8,255	1,408	–	9,663
ACL	134	267	–	401	69	207	–	276
Carrying amount	10,345	1,548	–	11,893	8,186	1,201	–	9,387
Loans: Business and government (4)
Acceptable
Investment grade	202,731	3,886	–	206,617	187,245	6,765	–	194,010
Sub-investment grade	126,350	26,260	–	152,610	98,451	22,390	–	120,841
Watchlist	1,078	11,520	–	12,598	–	6,310	–	6,310
Impaired	–	–	2,987	2,987	–	–	1,384	1,384
Gross business and government	330,159	41,666	2,987	374,812	285,696	35,465	1,384	322,545
ACL	849	1,031	527	2,407	608	675	432	1,715
Carrying amount	329,310	40,635	2,460	372,405	285,088	34,790	952	320,830
Total gross loans and acceptances	592,937	71,499	3,960	668,396	513,232	51,968	1,991	567,191
Total net loans and acceptances	591,673	69,640	3,276	664,589	512,395	50,732	1,447	564,574
Commitments and financial guarantee contracts
Acceptable
Investment grade	195,149	1,721	–	196,870	182,153	5,134	–	187,287
Sub-investment grade	54,148	14,158	–	68,306	45,920	14,047	–	59,967
Watchlist	254	4,137	–	4,391	2	2,176	–	2,178
Impaired	–	–	687	687	–	–	292	292
Gross commitments and financial guarantee contracts	249,551	20,016	687	270,254	228,075	21,357	292	249,724
ACL	260	189	11	460	194	174	13	381
Carrying amount (5)(6)	249,291	19,827	676	269,794	227,881	21,183	279	249,343

(1)
Includes Bank of the West PCI loans. As at October 31, 2023, PCI loan gross carrying amounts were $
34 million in residential mortgages, $48 million in consumer instalment and other personal loans and $137 million in business and government loans.

(2)
Includes purchased portfolios and certain cases where an internal risk rating is not assigned. Alternative credit risk assessments, rating methodologies, policies and tools are used to manage credit risk for these portfolios.

(3)	Credit card loans are immediately written off when principal or interest payments are 180 days past due, and as a result are not reported as impaired in Stage 3.
(4)	Includes customers’ liability under acceptances.
(5)
Represents the total contractual amounts of undrawn credit facilities and other off-balance
sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

(6)	Certain commercial borrower commitments are conditional and may include recourse to counterparties.
(7)	93% of Stage 3 loans were either fully or partially collateralized as at October 31, 2023 (92% as at October 31, 2022).

Summary of Continuity in Loss Allowance by Each Product Type
The following table shows the continuity in the loss allowance, by product type, for the years ended October 31, 2023 and 2022. Transfers represent the amount of ECL that moved between stages during the year, for example, moving from a
12-month
(Stage 1) to a lifetime (Stage 2) ECL measurement basis. Net remeasurement represents the ECL impact due to transfers between stages, as well as changes in economic forecasts and credit quality. Model changes include new calculation models or methodologies.

(Canadian $ in millions)				2023				2022
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of year	59	67	16	142	46	40	19	105
Transfer to Stage 1	92	(92)	–	–	39	(37)	(2)	–
Transfer to Stage 2	(18)	27	(9)	–	(4)	10	(6)	–
Transfer to Stage 3	(1)	(12)	13	–	–	(7)	7	–
Net remeasurement of loss allowance	(94)	106	15	27	(52)	61	8	17
Loan originations	26	–	–	26	34	–	–	34
Loan purchases	31	–	–	31	–	–	–	–
Derecognitions and maturities	(4)	(9)	–	(13)	(5)	(7)	–	(12)
Model changes	(19)	63	–	44	2	5	–	7
Total PCL (2)	13	83	19	115	14	25	7	46
Write-offs (3)	–	–	(10)	(10)	–	–	(5)	(5)
Recoveries of previous write-offs	–	–	7	7	–	–	7	7
Foreign exchange and other	1	1	(22)	(20)	(1)	2	(12)	(11)
Balance as at end of year	73	151	10	234	59	67	16	142
Loans: Consumer instalment and other personal
Balance as at beginning of year	111	304	102	517	128	357	91	576
Transfer to Stage 1	265	(254)	(11)	–	230	(221)	(9)	–
Transfer to Stage 2	(52)	93	(41)	–	(41)	71	(30)	–
Transfer to Stage 3	(18)	(104)	122	–	(5)	(82)	87	–
Net remeasurement of loss allowance	(264)	438	309	483	(263)	226	103	66
Loan originations	58	6	–	64	92	–	–	92
Loan purchases	179	–	–	179	–	–	–	–
Derecognitions and maturities	(34)	(43)	–	(77)	(22)	(39)	–	(61)
Model changes	(26)	(8)	–	(34)	(9)	(13)	–	(22)
Total PCL (2)	108	128	379	615	(18)	(58)	151	75
Write-offs (3)	–	–	(371)	(371)	–	–	(205)	(205)
Recoveries of previous write-offs	–	–	74	74	–	–	80	80
Foreign exchange and other	1	2	(32)	(29)	1	5	(15)	(9)
Balance as at end of year	220	434	152	806	111	304	102	517
Loans: Credit cards
Balance as at beginning of year	115	250	–	365	114	245	–	359
Transfer to Stage 1	172	(172)	–	–	149	(149)	–	–
Transfer to Stage 2	(45)	45	–	–	(34)	34	–	–
Transfer to Stage 3	(3)	(147)	150	–	(2)	(114)	116	–
Net remeasurement of loss allowance	(146)	366	216	436	(156)	236	74	154
Loan originations	77	1	–	78	54	–	–	54
Loan purchases	25	–	–	25	–	–	–	–
Derecognitions and maturities	(7)	(36)	–	(43)	(5)	(23)	–	(28)
Model changes	–	–	–	–	(6)	18	–	12
Total PCL (2)	73	57	366	496	–	2	190	192
Write-offs (3)	–	–	(436)	(436)	–	–	(249)	(249)
Recoveries of previous write-offs	–	–	103	103	–	–	78	78
Foreign exchange and other	–	1	(33)	(32)	1	3	(19)	(15)
Balance as at end of year	188	308	–	496	115	250	–	365
Loans: Business and government
Balance as at beginning of year	746	789	439	1,974	662	855	401	1,918
Transfer to Stage 1	306	(291)	(15)	–	313	(267)	(46)	–
Transfer to Stage 2	(173)	236	(63)	–	(166)	243	(77)	–
Transfer to Stage 3	(25)	(161)	186	–	(1)	(52)	53	–
Net remeasurement of loss allowance	(446)	735	308	597	(437)	127	224	(86)
Loan originations	276	4	–	280	488	–	–	488
Loan purchases	470	–	–	470	–	–	–	–
Derecognitions and maturities	(126)	(193)	–	(319)	(223)	(168)	–	(391)
Model changes	(17)	(51)	–	(68)	19	(32)	–	(13)
Total PCL (2)	265	279	416	960	(7)	(149)	154	(2)
Write-offs (3)	–	–	(372)	(372)	–	–	(153)	(153)
Recoveries of previous write-offs	–	–	81	81	–	–	50	50
Foreign exchange and other	32	87	(31)	88	91	83	(13)	161
Balance as at end of year	1,043	1,155	533	2,731	746	789	439	1,974
Total as at end of year	1,524	2,048	695	4,267	1,031	1,410	557	2,998
Comprised of: Loans	1,264	1,859	684	3,807	837	1,236	544	2,617
Other credit instruments (4)	260	189	11	460	194	174	13	381

(1)	Includes changes in allowance for PCI loans of $1 million for the year ended October 31, 2023. The total amount of ECLs at initial recognition on PCI loans was $79 million.
(2)	Excludes PCL on other assets of $(8) million for the year ended October 31, 2023 ($2 million for the year ended October 31, 2022).
(3)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(4)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

Schedule of Loans and Allowance for Credit Losses by Geographic Region

Loans and ACL by geographic region as at October 31, 2023 and 2022 are as follows:

(Canadian $ in millions)	2023				2022
	Gross amount	ACL on impaired loans (2)	ACL on performing loans (3)	Net amount	Gross amount	ACL on impaired loans (2)	ACL on performing loans (3)	Net amount
By geographic region (1)
Canada	365,268	457	1,272	363,539	342,430	363	1,102	340,965
United States	283,355	227	1,833	281,295	200,439	176	959	199,304
Other countries	11,662	–	18	11,644	11,087	5	12	11,070
Total	660,285	684	3,123	656,478	553,956	544	2,073	551,339

(1)	Geographic region is based upon the country of ultimate risk.
(2)	Excludes ACL on impaired loans of $11 million for other credit instruments, which is included in other liabilities ($13 million as at October 31, 2022).
(3)	Excludes ACL on performing loans of $449 million for other credit instruments, which is included in other liabilities ($368 million as at October 31, 2022).

Schedule of Impaired Loans, Including the Related Allowances
Impaired (Stage 3) loans, including the related allowances, as at October 31, 2023 and 2022 are as follows:

(Canadian $ in millions)	2023			2022
	Gross impaired amount	ACL on impaired loans (3)	Net impaired amount	Gross impaired amount	ACL on impaired loans (3)	Net impaired amount
Residential mortgages	424	5	419	295	10	285
Consumer instalment and other personal	549	152	397	312	102	210
Business and government (1)	2,987	527	2,460	1,384	432	952
Total	3,960	684	3,276	1,991	544	1,447
By geographic region (2)
Canada	1,629	457	1,172	1,158	363	795
United States	2,331	227	2,104	820	176	644
Other countries	–	–	–	13	5	8
Total	3,960	684	3,276	1,991	544	1,447

(1)	Includes customers’ liability under acceptances.
(2)	Geographic region is based upon the country of ultimate risk.
(3)	Excludes ACL on impaired loans of $11 million for other credit instruments, which is included in other liabilities ($13 million as at October 31, 2022).

Disclosure Of Financial Assets That Are Past Due But Not Impaired	The following table presents loans that are past due but not classified as impaired as at October 31, 2023 and 2022. Loans for which payment is less than 30 days past due have been excluded, as they are not generally representative of the borrowers’ ability to meet their payment obligations.

(Canadian $ in millions)	2023			2022
	30 to 89 days	90 days or more (1)	Total	30 to 89 days	90 days or more (1)	Total
Residential mortgages	707	9	716	411	19	430
Credit card, consumer instalment and other personal	1,003	129	1,132	392	84	476
Business and government	826	18	844	198	38	236
Total	2,536	156	2,692	1,001	141	1,142

(1)	Fully secured loans with amounts between 90 and 180 days past due that we have not classified as impaired totalled $10 million as at October 31, 2023 ($43 million as at October 31, 2022).

Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period
The following table shows the key economic variables used to estimate the allowance on performing loans forecast over the next 12 months or lifetime measurement period. While the values disclosed below are national variables, we use regional variables in the underlying models and consider factors impacting particular industries where appropriate.

	As at October 31, 2023						As at October 31, 2022
All figures are average annual values	Benign scenario		Base scenario		Adverse scenario		Benign scenario		Base scenario		Adverse scenario
	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)
Real GDP growth rates (2)
Canada	3.2%	2.6%	0.4%	1.9%	(3.9)%	1.2%	3.7%	2.2%	1.5%	1.1%	(2.3)%	0.4%
United States	4.1%	2.5%	1.4%	2.0%	(3.5)%	1.4%	2.4%	2.1%	0.2%	1.3%	(3.3)%	0.6%
Corporate BBB 10-year spread
Canada	1.7%	1.8%	2.4%	2.0%	4.2%	3.5%	1.9%	1.9%	2.4%	2.2%	3.7%	3.9%
United States	1.4%	1.7%	2.2%	2.1%	4.6%	3.5%	1.8%	1.9%	2.2%	2.2%	4.2%	3.9%
Unemployment rates
Canada	4.2%	3.7%	5.9%	5.7%	9.3%	10.1%	4.3%	3.6%	5.9%	6.5%	8.0%	9.9%
United States	2.9%	2.5%	4.2%	4.1%	7.5%	8.3%	3.2%	2.6%	4.2%	4.8%	6.5%	8.4%
Housing Price Index (2)
Canada (3)	9.9%	6.9%	5.5%	4.5%	(20.2)%	(5.0)%	(6.7)%	2.1%	(10.0)%	(1.0)%	(13.6)%	(8.0)%
United States (4)	2.7%	3.7%	(0.5)%	2.3%	(19.2)%	(4.3)%	1.6%	(0.7)%	(0.9)%	(2.6)%	(7.5)%	(8.4)%

(1)	The remaining forecast period is two years.
(2)	Real gross domestic product (GDP) and housing price index are averages of quarterly year-over-year growth rates.
(3)	In Canada, we use the Housing Price Index Benchmark Composite.
(4)	In the United States, we use the National Case-Shiller House Price Index.